Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) - JPY (¥) ¥ in Millions		6 Months Ended		12 Months Ended
	Mar. 23, 2022	Nov. 01, 2022	Nov. 04, 2021	Mar. 31, 2023
Disclosure of treasury shares [Line items]
Number of common shares repurchased	2,111,000	169,429,000	96,196,900	44,114,900
Total purchase price for repurchase of shares	¥ 4,607	¥ 335,685	¥ 400,000	¥ 95,392